Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

14. Subsequent Events

(a)	On July 1, 2013, the Company entered into a consulting agreement with an investor relations firm whereby the Company is to pay the consultant $5,500 per month until December 31, 2013 and issue 96,000 shares of common stock (issued June 28, 2013 and recorded as deferred compensation as at June 30, 2013). Refer to Note 10(l).

(b)

The United States Department of Agriculture, Rural Utilities Services Community Connect grant program offers Native American tribes and rural communities an opportunity to apply for grant funding to implement and deploy broadband infrastructure projects. Part of the grant program is for the grant recipients to show a 15% matching fund of the total cost of the project internally by the grant recipients or from a non-affiliated third party (the “Matching Funds). The Company may introduce grant recipients to an investor who wishes to provide the matching funds through a letter of credit. On July 2, 2013, the Company issued 400,000 shares of common stock to an investor who has agreed to provide a letter of credit facility to grant recipients pursuant to an agreement dated July 1, 2013

(b)	The United States Department of Agriculture, Rural Utilities Services Community Connect grant program offers Native American tribes and rural communities an opportunity to apply for grant funding to implement and deploy broadband infrastructure projects. Part of the grant program is for the grant recipients to show a 15% matching fund of the total cost of the project internally by the grant recipients or from a non-affiliated third party (the “Matching Funds). The Company may introduce grant recipients to an investor who wishes to provide the matching funds through a letter of credit. On July 2, 2013, the Company issued 400,000 shares of common stock to an investor who has agreed to provide a letter of credit facility to grant recipients pursuant to an agreement dated July 1, 2013.

(c)	On July 31, 2013, the Company issued a convertible note with a principal value of $405,000 for proceeds of $300,000. The note bears interest at a rate of 8% per annum and matures on January 27, 2014. The note is convertible ninety days after issuance, at the holder’s option, into shares of common stock of the Company at $0.2325 per share. Under terms of the note, the principal amount of $405,000 will be reduced to the purchase price of $300,000 if the Company meets all of their filing obligations. If the Company files a registration statement covering the resale of all of the shares issued or issuable upon conversion of the convertible note with the Securities and Exchange Commission (“SEC”) on or before September 3, 2013, $30,000 of the outstanding principal amount, together with any accrued and unpaid interest with respect to such portion of the principal amount, will be extinguished. If the registration statement is declared effective by the SEC by October 14, 2013 then a further $75,000 of the outstanding principal amount, together with any accrued and unpaid interest with respect to such portion of the principal amount, will be extinguished. The Company has the right at any time to redeem all, but not less than all, of the total outstanding amount then remaining under the convertible note in cash at a price equal to 120% of the total amount of the convertible note then outstanding. In the event of default, the note has a default interest rate of 18% per annum and customary event default provisions.
(d)	On August 28, 2013, the Company entered into an agreement with an investor who has committed to purchase up to $7,500,000 (the “Total Commitment”) of the Company’s shares of common stock over a three year period following the effectiveness of a registration statement the Company has agreed to file with the U.S. Securities and Exchange Commission. The Company, in its sole discretion, can provide the investor with either “regular” draw down notices or, if certain conditions are satisfied, “fixed” draw down notices (each, a “Draw Down Notice”). In each case to purchase a specified dollar amount of shares (the “Draw Down Amount”), with each draw down subject to the limitations discussed below. The maximum amount of shares requested to be purchased pursuant to any single Regular Draw Down Notice cannot exceed 300% of the average daily trading volume of the Company’s common stock for the 20 trading days immediately preceding the date of the Regular Draw Down Notice (the “Maximum Regular Draw Down Amount”). The maximum amount of shares requested to be purchased pursuant to any single Fixed Draw Down Notice cannot exceed 200% of the average daily trading volume of the Company’s common stock for the 20 trading days immediately preceding the date of the Fixed Draw Down Notice (“Maximum Fixed Draw Down Amount”).

When the Company provides the investor with “regular” draw down notices to purchase a specified Draw Down Amount, this is up to the Maximum Regular Draw Down Amount, based over a 10 consecutive trading day period commencing on the trading day specified in the applicable Regular Draw Down Notice (the “Pricing Period”). Once presented with a Regular Draw Down Notice, the investor is required to purchase a pro rata portion of the applicable Draw Down Amount on each trading day during the applicable Pricing Period on which the daily volume weighted average price for the Company’s common stock (the “VWAP”) equals or exceeds an applicable floor price equal to the product of (i) 0.70 and (ii) the VWAP over the 10 trading days immediately preceding the date the Regular Draw Down Notice is delivered, subject to adjustment (the “Floor Price”). If the VWAP falls below the applicable Floor Price on any trading day during the applicable Pricing Period, the Purchase Agreement provides that the Investor will not be required to purchase the pro rata portion of the applicable Draw Down Amount allocated to that trading day. The per share purchase price for the shares subject to a Regular Draw Down Notice shall be equal to 90% of the arithmetic average of the three lowest VWAPs that equal or exceed the applicable Floor Price during the applicable Pricing Period; provided, however, that if the VWAP does not equal or exceed the applicable Floor Price for at least three trading days during the applicable Pricing Period, then the per share purchase price shall be equal to 90% of the arithmetic average of all VWAPs that equal or exceed the applicable Floor Price during such Pricing Period.

When the Company provides the investor with a “fixed” draw down notice to purchase a specified Draw Down Amount, up to the Maximum Fixed Draw Down Amount, on the applicable settlement date, which will occur within one trading day following the date the Fixed Draw Down Notice is delivered. The per share purchase price for the shares subject to a Fixed Draw Down Notice (the “Fixed Purchase Price”) shall be equal to 75% of the lower of (i) the lowest trade price of a share of the Company’s common stock on the date the Fixed Draw Down Notice is delivered (the “Draw Down Exercise Date”) and (ii) the arithmetic average of the three lowest daily VWAPs during the 10 consecutive trading days ending on the trading day immediately preceding the applicable Draw Down Exercise Date. The Company may deliver a Fixed Draw Down Notice only if both of the following equity conditions shall have been satisfied as of the applicable Draw Down Exercise Date: (i) on each trading day during the period beginning 30 trading days prior to the applicable Draw Down Exercise Date and ending on and including the applicable Draw Down Exercise Date, the lowest trade price of a share of the Company’s common stock shall have been greater than $0.20, subject to adjustment; and (ii) on each trading day during the period beginning 30 trading days prior to the applicable Draw Down Exercise Date and ending on and including the applicable Draw Down Exercise Date, the trade price of a share of the Company’s common stock shall not have declined more than 20% from an intraday high to an intraday low during such trading day.

The Company is prohibited from issuing a Draw Down Notice if (i) the amount requested in such Draw Down Notice exceeds the Maximum Regular Draw Down Amount, in the case of a Regular Draw Down Notice, or exceeds the Maximum Fixed Draw Down Amount, in the case of a Fixed Draw Down Notice, (ii) the sale of shares pursuant to such Draw Down Notice would cause the Company to issue or sell or the investor to acquire or purchase an aggregate dollar value of shares that would exceed the Total Commitment, or (iii) the sale of shares pursuant to the Draw Down Notice would cause the Company to sell or the Investor to purchase an aggregate number of shares of the Company’s common stock which would result in beneficial ownership by the investor of more than 4.99% of the Company’s common stock (as calculated pursuant to Section 13(d) of the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder). With respect to a draw down pursuant to a Regular Draw Down Notice, the Company cannot make more than one draw down (whether pursuant to a Fixed Draw Down Notice or a Regular Draw Down Notice) in any Pricing Period and must allow 24 hours to elapse between the completion of the settlement of any one draw down pursuant to a Regular Draw Down Notice and the delivery of any Fixed Draw Down Notice or Regular Draw Down Notice for any other draw down. With respect to a draw down pursuant to a Fixed Draw Down Notice, the Company must allow 15 trading days to elapse between the completion of the settlement of any one draw down pursuant to a Fixed Draw Down Notice and the delivery of any Fixed Draw Down Notice or Regular Draw Down Notice for any other draw down.

The Company agreed to pay the investor a commitment fee equal to $150,000 (or 2% of the Total Commitment under the agreement) in the form of 454,408 shares of common stock (the “Initial Commitment Shares”). In addition, as soon as practicable following the effective date of the initial registration statement, the Company is required to issue to the investor additional shares of common stock (the “Additional Commitment Shares” and, collectively with the Initial Commitment Shares, the “Commitment Shares”) equal to the greater of (i) zero and (ii) the difference of (a) the quotient of (x) $150,000 divided by (y) the greater of (1) the lowest trade price of a share of the Company’s common stock during the period beginning two trading days immediately preceding the effective date of the initial Registration Statement and ending on such effective date and (2) $0.15, less (ii) 454,408, provided that in no event will the Company issue more than an aggregate of 545,592 shares of common stock, subject to adjustment, as Additional Commitment Shares. The Company also agreed to pay up to $20,000 of reasonable legal and expenses incurred by the investor in connection with this agreement.

NOTE 14 – SUBSEQUENT EVENTS

The following event occurred during the period from the year ended December 31, 2012 to the date the consolidated financial statements were available to be issued on April 16, 2013:

i.                 On January 2, 2013, the Company signed an exclusive licensing and distribution agreement to sell and market the iPMine communication and mine-safety system for underground mines for the European continent. The terms of the agreement includes exclusivity for the European market for a 5-year term renewable for an additional 5-year term and first right of refusal to acquire the entire iPMine intellectual property. The Company issued 300,000 common shares (i.e. post-the reverse stock split) of the Company to the licensor.

ii.               On January 10, 2013, the Board of Directors of the Company approved the followings:

1.                       One (1) for fifty (50) reverse split of the issued and outstanding shares of Sanwire common stock;

2.                       To amend the Company’s Article of Incorporation to change the name of the Company to “Sanwire Corporation,” and

3.                       To amend the Company's Articles of Incorporation to increase the number of authorized shares of Common Stock, par value $.00001 per share, of the Company from 500,000,000 shares to 750,000,000 shares after the Reverse Split.

The actions became effective on or about March 8, 2013.

iii.              On January 14, 2013, the Company signed a purchase agreement to acquire all of the ownership in iPTerra Technologies, Inc. for cash consideration of $5,500, which shall be paid to a seller within a 12 month period from a closing date.

iv.             On March 22, 2013, the Company issued 20,000,000 shares after the Reverse Split to the Company controlled by Naiel Kanno as payment for fulfillment of the Company’s exercise of the option agreement that is part of the Licensing and Distribution Agreement dated January 16, 2013.

v.       On March 26, 2013, the Company exercised its option under the recently executed License and Distribution Agreement for 100% ownership of the iPMine communications and mine-safety system. The iPMine system will continue to operate under the Company’s wholly owned subsidiary, iPTerra Technologies, Inc.

vi.        On March 27, 2013, the Company issued 20,000,000 shares after the Reverse Split to converted $20,000 debt owing to a third party by the Company.